Note 9 - Capital Stock and Reserves (Tables)	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
Expiry Date	Exercise Price	Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance March 31, 2025		Exercisable

March 8, 2025	$14.12*	4,000	-	-	(4,000)	-		-
September 2, 2025	$11.61*	20,000	-	-	-	20,000		20,000
September 6, 2025	$12.52*	8,000	-	-	(8,000)	-		-
November 20, 2025	$3.64*	6,000	-	-	-	6,000		6,000
December 2, 2025	$8.20*	62,000	-	-	(37,000)	25,000		25,000
December 13, 2025	$8.65*	21,000	-	-	-	21,000		21,000
March 26, 2026	$3.01*	20,000	-	-	-	20,000	(1)	20,000
August 25, 2026	$5.15*	17,500	-	-	-	17,500		17,500
September 6, 2026	$6.01*	40,000	-	-	(15,000)	25,000		25,000
November 1, 2026	$6.84*	10,000	-	-	-	10,000		10,000
December 4, 2026	$4.98*	20,000	-	-	-	20,000		20,000
November 15, 2027	$2.51*	-	55,000	-	-	55,000	(3)	55,000
March 27, 2028	$1.20	-	83,333	-	-	83,333		83,333
September 6, 2028	$6.01*	85,000	-	-	(25,000)	60,000		60,000
February 15, 2029	$3.98	20,000	-	-	(20,000)	-		-
July 23, 2029	$3.81*	-	36,000	-	(36,000)	-		-
April 1, 2029	$2.51*	-	83,194	-	(11,589)	71,605	(2)	51,323
November 15, 2029	$2.51*	-	36,815	-	-	36,815	(4)	36,815
February 12, 2030	$1.418	-	36,000	-	-	36,000	(5)	36,000
February 12, 2030	$1.38	-	9,200	-	-	9,200		9,200

Total		333,500	339,542	-	(156,589)	516,453		496,171

Weighted average exercise price		$7.38	$2.32	$-	$5.86	$3.96		$4.02

Weighted average remaining life (years)		2.61				2.81
Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024	Exercisable

March 1, 2024	$16.50	15,000	-	-	(15,000)	-	-
November 14, 2024	$3.65	-	36,000	(36,000)	-	-	-
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	-	62,000	62,000
December 13, 2025	$9.50	31,000	-	-	(10,000)	21,000	21,000
January 15, 2026	$7.25	35,300	-	-	(35,300)	-	-
March 26, 2026	$3.30	-	20,000	-	-	20,000	20,000
August 25, 2026	$5.65	-	17,500	-	-	17,500	17,500
September 6, 2026	$6.60	-	40,000	-	-	40,000	40,000
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	-	20,000	-	-	20,000	20,000
February 16, 2027	$17.50	20,000	-	-	(20,000)	-	-
September 6, 2028	$6.60	-	85,000	-	-	85,000	85,000
February 15, 2029	$3.98	-	20,000	-	-	20,000	20,000
	$-	-	-	-	-	-	-

Total		211,300	238,500	(36,000)	(80,300)	333,500	333,500

Weighted average exercise price		$10.81	$5.87	$4.70	$9.95	$7.38	$7.38

Weighted average remaining life (years)		2.57				2.61
Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited / Expired	Balance March 31, 2023	Exercisable

January 4, 2023	$14.25	105,000	-	-	(105,000)	-	-
March 1, 2024	$16.50	15,000	-	-	-	15,000	15,000
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	-	20,000	-	-	20,000	20,000
September 6, 2025	$13.75	-	8,000	-	-	8,000	8,000
November 20, 2025	$4.00	8,000	-	(2,000)	-	6,000	6,000
December 2, 2025	$9.00	-	62,000	-	-	62,000	62,000
December 13, 2025	$9.50	-	31,000	-	-	31,000	31,000
January 15, 2026	$7.25	41,300	-	(6,000)	-	35,300	35,300
October 21, 2026	$5.25	5,000	-	(5,000)	-	-	-
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 3, 2026	$12.50	6,000	-	-	(6,000)	-	-
January 17, 2027	$20.25	10,000	-	-	(10,000)	-	-
February 16, 2027	$17.50	20,000	-	-	-	20,000	20,000

Total		224,300	121,000	(13,000)	(121,000)	211,300	211,300

Weighted average exercise price		$12.88	$10.06	$5.98	$14.67	$10.81	$10.81

Weighted average remaining life (years)						2.57
Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024	Exercisable

March 31, 2024	$14.25	15,000	-	-	(15,000)	-	-

Total		15,000	-	-	(15,000)	-	-

Weighted average exercise price		$14.25	$-	$-	$14.25	$-	$-

Weighted average remaining life (years)						-
Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited / Expired	Balance March 31, 2023	Exercisable

March 31, 2024	$14.25	15,000	-	-	-	15,000	-

Total		15,000	-	-	-	15,000	-

Weighted average exercise price		$14.25	$-	$-	$-	$14.25	$-

Weighted average remaining life (years)						1

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023

Fair value per option	$1.48	$5.42	$6.00
Exercise price	$2.13	$5.49	$11.00
Expected life (years)	3.92	3.50	3.00
Interest rate	2.92%	4.17%	3.49%
Annualized volatility (based on historical volatility)	101%	108%	118%
Dividend yield	0.00%	0.00%	0.00%

Disclosure of performance share units [text block]
	Number of PSU’s Outstanding	Number of PSU’s Vested	Weighted Average Grant Date Fair Value	Share-based payment reserve

Balance at March 31, 2022	250,000	20,000	$14.50	$531,122
PSU’s granted	160,000	-	9.10	-
PSU’s vesting through the year	-	-	14.50	547,374
PSU’s redeemed	(20,000)	(20,000)	17.75	(355,000)
PSU’s forfeited/cancelled	(390,000)	-	10.66	(723,497)

Balance at March 31, 2023, 2024 and 2025	-	-	$-	$-

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Grant Date	Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance March 31, 2025	Exercisable

November 15, 2024	-	222,491	(82,570)	(3,008)	136,913*	87,179
February 12, 2025	-	7,088	-	-	7,088	-
	-	229,579	(82,570)	(3,008)	144,001	87,179

Disclosure of detailed information about warrant transactions [text block]
Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance March 31, 2025

August 24, 2028	$	USD 6.25	800,000	-	-	-	800,000
March 13, 2026		$4.00	341,592	-	-	-	341,592	(2)
April 29, 2026		$4.00	-	247,471	-	-	247,471	(1)
November 14, 2026		$4.00	-	3,045,000	-	-	3,045,000	(3)

Total			1,141,592	3,292,971	-	-	4,434,563

Weighted average exercise price			$5.58	$4.00	$-	$-	$4.92

Weighted average remaining life (years)			3.67				2.04
Expiry Date	Exercise Price		Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024

December 2, 2023		$6.50	24,000	-	-	(24,000)	-
August 24, 2028	$	USD 6.25	-	800,000	-	-	800,000
March 13, 2026		$4.00	-	341,592	-	-	341,592

Total			24,000	1,141,592	-	(24,000)	1,141,592

Weighted average exercise price			$6.50	$5.58	$-	$6.50	$5.58

Weighted average remaining life (years)			0.67				3.67
Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited / Expired	Balance March 31, 2023

August 28, 2022	$3.75	53,778	-	(53,778)	-	-
August 28, 2022	$5.00	121,600	-	(121,600)	-	-
October 29, 2022	$12.50	36,166	-	(3,572)	(32,594)	-
December 15, 2022	$5.00	22,000	-	(10,000)	(12,000)	-
December 2, 2023	$6.50	47,800	-	(23,800)	-	24,000

Total		281,344	-	(212,750)	(44,594)	24,000

Weighted average exercise price		$5.98	$-	$4.98	$10.48	$6.50

Weighted average remaining life (years)						0.67
Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Expired		Balance March 31, 2025

July 19, 2024		$10.00	5,765	-	-	(5,765	)*	-
March 13, 2026		$3.40	3,274	-	-	-		3,274
April 29, 2026		$3.40	-	51	-	-		51
November 14, 2026		$3.00	-	162,730	-	-		162,730	(1)
August 21, 2028	$	USD 6.25	40,000	-	-	-		40,000

Total			49,039	162,781	-	-		206,055

Weighted average exercise price			$6.50	$3.00	$-	$-		$4.19

Weighted average remaining life (years)			2.94					1.96
Expiry Date	Exercise Price		Balance March 31, 2023	Granted		Exercised	Cancelled / Expired	Balance March 31, 2024

August 19, 2024		$10.00	5,765		-	-	-	5,765
March 13, 2026		$3.40	-		3,274	-	-	3,274
August 21, 2028	$	USD 6.25	-		40,000	-	-	40,000

Total			5,765		43,274	-	-	49,039

Weighted average exercise price			$10.00	$ $	USD 6.25 CAD 3.40	$-	$-	$6.50

Weighted average remaining life (years)			1.13					2.94
Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Cancelled / Expired	Balance March 31, 2023

August 19, 2024	$10.00	-	5,765	-	-	5,765

Total		-	5,765	-	-	5,765

Weighted average exercise price		$-	$10.00	$-	$-	$10.00

Weighted average remaining life (years)						1.13

Disclosure of derivative financial instruments [text block]
	As at March 31, 2025	As at March 31, 2024	As at August 24, 2023

Number of warrants outstanding	800,000	800,000	800,000
Fair Value of each warrant at valuation date	$0.14 USD	$0.61 USD	$0.76 USD
Exchange rate	1.43125	1.35397	1.35460
Fair value of warrants outstanding (derivative liability)	$152,765	$656,946	$823,597
Change in fair value of derivatives	$498,534*	$166,651	$-

Disclosure of outstanding warrants [text block]
Issue Date	Number of warrants	Exercise price	Expiry Date

August 24, 2023	800,000(a)	$6.25USD	August 24, 2028
March 13, 2024	341,592(b)	$4.00	July 14, 2028
April 29, 2024	247,471(c)	$4.00	April 29, 2026
November 14, 2024	3,045,500(d)	$4.00	November 14, 2026
	4,434,563
Issue Date	Number of warrants	Exercise price	Expiry Date

March 13, 2024	3,274	$3.40	March 13, 2026
April 29, 2024	51	$3.00	April 29, 2026
November 14, 2024	162,730	$3.00	November 14, 2026
August 21, 2023	40,000	$6.25USD	August 21, 2028
	206,055

Unit warrants [member]
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of warrants granted during period [text block]
	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023

Fair value per warrant	$1.94	$3.77	$-
Exercise price	$4.00	$4.00	$-
Expected life (years)	2.00	2.00	-
Interest rate	4.30%	3.50%	-
Annualized volatility (based on historical volatility)	100%	111%	-
Dividend yield	0.00%	0.00%	-
	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023

Fair value per agent warrants	$1.24	$7.95	$3.81
Exercise price	$3.00	$8.09	$10.00
Expected life (years)	2.00	4.78	2.00
Interest rate	3.18%	4.09%	3.30%
Annualized volatility	85.95%	113%	120%
Dividend yield	0.00%	0.00%	0.00%